Goodwill - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill, gross		¥ 540,693	¥ 589,193
Accumulated impairment loss of goodwill		¥ 0	¥ 48,500
Impairment of goodwill	¥ 48,500